SHARE BASED PAYMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 8,063	$ 10,311
Stock options available for issuance	2,950,529
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 8,100	10,200
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 0	$ 100
Top of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum issue of shares permitted	12,200,000